Cover	May 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 4, 2022, Orange County Bancorp, Inc. filed a Current Report on Form 8-K (the "Report") with the Securities and Exchange Commission to disclose the slide presentation made available to certain analysts and certain institutional investors at meetings scheduled on May 4, 2022 and May 5, 2022. This Form 8-K/A amends Exhibit 99.1 to Item 9.01 of the Report to update the investor presentation.
Document Period End Date	May 04, 2022
Entity File Number	001-40711
Entity Registrant Name	Orange County Bancorp, Inc.
Entity Central Index Key	0001754226
Entity Tax Identification Number	26-1135778
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	212 Dolson Avenue
Entity Address, City or Town	Middletown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10940
City Area Code	845
Local Phone Number	341-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50
Trading Symbol	OBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false